Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Assets and Liabilities Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	$ 34,243,987	$ 21,388,018
Insurance Contracts Liabilities	(666,142,182)	(230,177,313)
Reinsurance Contract Assets	54,457,819	62,315,290
Reinsurance Contracts Liabilities	0	(4,711,617)
Insurance contracts
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	34,243,987	21,388,018
Insurance Contracts Liabilities	(666,142,182)	(230,177,313)
Liabilities for remaining coverage	(406,484,650)	43,156,717
Liabilities for incurred claims	(225,413,545)	(251,946,012)
Insurance contracts | Estimates of the present value of cash flows
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(295,148,267)	(3,996,947)
Liabilities for incurred claims	(221,324,498)	(248,130,456)
Insurance contracts | Risk adjustment
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(56,513,275)	(189,413)
Liabilities for incurred claims	(4,089,047)	(3,815,556)
Insurance contracts | Loss component
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(1,357,122)	(928,065)
Insurance contracts | Contractual service margin
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(102,426,121)	(2,781,673)
Insurance contracts | Premium reserve - Simplified Model
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	48,960,135	51,052,815
Reinsurance contracts
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	18,806,448	9,408,290
Liabilities for incurred claims	(35,651,371)	(48,195,383)
Reinsurance Contract Assets	54,457,819	62,315,290
Reinsurance Contracts Liabilities	0	(4,711,617)
Reinsurance contracts | Estimates of the present value of cash flows
Disclosure of types of insurance contracts [line items]
Liabilities for incurred claims	(35,502,256)	(48,051,193)
Reinsurance contracts | Risk adjustment
Disclosure of types of insurance contracts [line items]
Liabilities for incurred claims	(149,115)	(144,190)
Reinsurance contracts | Premium reserve - Simplified Model
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	$ 18,806,448	$ 9,408,290